SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

12. SHARE CAPITAL

At December 31, 2023 and 2022, the Company was authorized to issue an unlimited number of common shares. The common shares have no par value. The holders of common shares are entitled to receive dividends if they are declared by the Company and are entitled to one vote per share at meetings of the Company.

On May 16, 2022, a share consolidation was completed on the basis of one post-consolidation common share for every ten pre-consolidation common shares. The consolidation reduced the number of common shares issued and outstanding from 356,159,098 common shares to 35,615,921 common shares. The common shares commenced trading on the Toronto Stock Exchange on a post-consolidation basis on the opening of trading May 19, 2022. The exercise price and the number of shares issuable under the Company’s outstanding stock options were proportionately adjusted upon the completion of the consolidation. All information related to earnings per share, issued and outstanding common shares, stock options and per share amounts in the financial statements have been retrospectively adjusted to reflect the share consolidation.

Kolibri Global Energy Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2023 and 2022

(Audited, expressed in thousands of United States dollars)